Sales, General and Administrative Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Sales, General and Administrative Expenses [Abstract]
Sales, General and administrative expenses

NOTE 23 — Sales, General and administrative expenses

General and administrative expenses

These are all expenses related to administrative and commercial service providers, payroll, consumption expenses to maintain the company’s routine.

	For three months ended		Change
	09/30/2025	09/30/2024	$	%
Administrative expenses
Services 3rd parties	(83,439)	(28,268)	(55,171)	195%
General expenses	—	—	—	—
Labor	(6,532)	(7,264)	732	-10%
PLCD	—	—	—	—
Other expenses	—	—	—	—
Depreciation	(60,670)	(62,498)	1,828	-3%
Total	(150,641)	(98,030)	(52,611)	54%
Sales expenses
Sales commission	—	—	—	—
General expenses	—	—	—	—
Labor	—	(1,858)	1,858	100%
Royalties	—	—	—	—
Total	—	(1,858)	1,858	100%
	For nine months ended		Change
	09/30/2025	09/30/2024	$	%
Administrative expenses
Services 3rd parties	(421,270)	(67,915)	(353,355)	520%
General expenses		(3,165)	3,165	100%
Labor	(19,567)	(11,173)	(8,394)	75%
Depreciation	(116,413)	(180,979)	64,566	35%
Total	(557,250)	(263,232)	(294,018)	111%

Sales expenses
Sales commission	—	—	—	—
General expenses	—	(9)	9	100%
Labor	—	(22,093)	22,093	100%
Royalties	—	(1,416)	1,416	100%
Total	—	(23,518)	23,518	100%

NOTE 23 — Sales, General and administrative expenses

General and administrative expenses

These are all expenses related to administrative and commercial service providers, payroll, consumption expenses to maintain the company’s routine.

	For year ended		Change
	12/31/2024 (Restated)	12/31/2023 (Restated)	$	%
Administrative expenses
Services 3rd parties	(114,223)	(513,827)	399,604	-78%
General expesnes	(4,036)	(482,523)	478,487	-99%
Labor	(11,173)	(256,287)	245,114	-96%
Taxes and fees		(82,138)	82,138	-100%
PLCD	(23,128)	—	(23,128)	0%
Other expenses	—	(43)	43	-100%
Depreciation	(235,119)	(449,349)	214,230	-48%
Total	(387,678)	(1,784,167)	1,396,489	-78%

Sales expenses
Sales commission	—	(196,027)	196,027	-100%
General expenses	(25,432)	(1,175,745)	1,150,313	-98%
Labor	(30,112)	(14,903)	(15,209)	102%
Travel expenses	—	(2,209)	2,209	-100%
Royalties	(1,416)	(574,101)	572,685	-100%
Total	(56,960)	(1,962,985)	1,906,025	-97%